Employee Benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Retirement Benefits [Abstract]
Company 401k contribution	50.00%	50.00%	50.00%
Savings/profit sharing plan company contribution	$ 784	$ 768	$ 792
Management Security Plan expense	22	23	25
Management Security Plan accrued benefit	613	658
Accrued postretirement benefit obligation	204	192
Net periodic postretirement benefit credit or cost	$ (32)	$ (33)	$ 16
Net periodic postretirement benefit cost discount rate	3.70%	3.70%	3.70%
Accumulated postretirement benefit obligation discount rate	3.73%	3.73%	4.25%